Schedule of Weighted Average Assumptions of Option (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Expected dividend yield
Expected dividend yield	179.05%	154.42%	118.91%
Risk-free interest rate	2.99%	3.53%	3.69%
Expected life of options (years)	5 years	5 years	5 years
Forfeiture rate of share-based compensation awards.	5.00%	5.00%	5.00%